Commitments and contingencies, Contingencies (Details)	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Aug. 12, 2016 MXN ($)	Dec. 31, 2007 MXN ($)	Dec. 31, 2007 USD ($)	Oct. 19, 2007 MXN ($)	Oct. 19, 2007 USD ($)	Aug. 07, 2007 MXN ($)	Aug. 07, 2007 USD ($)
Contingencies [Abstract]
Contingent liability			$ 2,400,000
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset									$ 986,770	$ 50,000
Contingent liability							$ 59,206,000	$ 3,000,000
Mutual Loans Between WWS and TMM [Member]
Contingencies [Abstract]
Contingent asset					$ 7,770,000	$ 393,731
Contingent liability					$ 18,512,000	$ 938,000
ADEMSA Secured Certificates of Deposit [Member]
Contingencies [Abstract]
Settlement reserve	$ 2,461,000	$ 2,461,000
Settlement payment	$ 3,993,000	$ 4,033,000
Claim of Grupo TMM Against SSA Mexico, S.A. de C.V. (SSA) [Member]
Contingencies [Abstract]
Contingent liability				$ 119,673,000